ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				$ 18,532	$ 18,429
Other comprehensive income (loss)		$ (126)	$ 212	(385)	293
Ending balance		18,204	18,892	18,204	18,892
Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				1,909	1,408
Other comprehensive income (loss)				(41)	22
Ending balance		1,868	1,456	1,868	1,456
Foreign currency translation | Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				(189)	(247)
Other comprehensive income (loss)				(74)	28
Ending balance		(263)	(219)	(263)	(219)
FVOCI | Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				5	(8)
Other comprehensive income (loss)				4	13
Ending balance		9	5	9	5
Other | Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				54	112
Other comprehensive income (loss)				29	(19)
Ending balance		83	93	83	93
Accumulated other comprehensive income (loss) | Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[1]			(130)	(143)
Other comprehensive income (loss)	[1]			(41)	22
Ending balance	[1]	$ (171)	$ (121)	$ (171)	$ (121)

[1]	See Note 20 for additional information.